FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 135,098	$ 108,034
Derivative financial instruments	131,728	150,109
Brokerage receivables	20,883	17,576
Financial assets at fair value not held for trading	63,754	59,408
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Non-financial assets - Precious metals and other physical commodities	4,426	4,471
Other non-financial assets measured at fair value	17	21
Total assets measured at fair value	358,139	341,858
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	100,372	84,010
Financial assets at fair value not held for trading	1,112	849
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,052	6,464
Financial assets at fair value not held for trading	16,594	16,741
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,098	7,330
Financial assets at fair value not held for trading	804	675
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,586	8,026
Financial assets at fair value not held for trading	16,994	14,366
Financial assets measured at fair value through other comprehensive income	276	335
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,775	1,807
Financial assets at fair value not held for trading	5,426	4,337
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	215	397
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	65,387	85,459
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,311	39,805
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	27,317	22,195
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,752	1,038
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,639	1,365
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,208	1,326
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	5,545	7,704
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	15,814	13,072
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,948	1,878
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	115,345	96,263
Derivative financial instruments	593	769
Brokerage receivables	0	0
Financial assets at fair value not held for trading	29,529	26,572
Financial assets measured at fair value through other comprehensive income	68	57
Non-financial assets - Precious metals and other physical commodities	4,426	4,471
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	149,962	128,132
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	99,510	83,095
Financial assets at fair value not held for trading	24	57
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,843	5,496
Financial assets at fair value not held for trading	13,262	13,103
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,008	6,673
Financial assets at fair value not held for trading	367	307
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	982	976
Financial assets at fair value not held for trading	62	35
Financial assets measured at fair value through other comprehensive income	68	57
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3	22
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	317	575
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	1
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	15,814	13,071
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	17,936	10,284
Derivative financial instruments	129,871	147,876
Brokerage receivables	20,883	17,576
Financial assets at fair value not held for trading	30,124	29,110
Financial assets measured at fair value through other comprehensive income	2,165	2,182
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	200,979	207,028
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	721	789
Financial assets at fair value not held for trading	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,195	950
Financial assets at fair value not held for trading	3,332	3,638
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,082	596
Financial assets at fair value not held for trading	233	178
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,956	6,509
Financial assets at fair value not held for trading	16,716	14,101
Financial assets measured at fair value through other comprehensive income	207	278
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,870	1,179
Financial assets at fair value not held for trading	4,172	3,602
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	111	261
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	65,070	84,882
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	35,028	39,345
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	26,649	21,542
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,452	719
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,627	1,334
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	5,541	7,590
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	1
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,948	1,878
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,817	1,488
Derivative financial instruments	1,264	1,464
Brokerage receivables	0	0
Financial assets at fair value not held for trading	4,101	3,725
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	17	21
Total assets measured at fair value	7,198	6,698
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	140	126
Financial assets at fair value not held for trading	1,088	792
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	14	18
Financial assets at fair value not held for trading	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9	61
Financial assets at fair value not held for trading	205	190
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	648	541
Financial assets at fair value not held for trading	215	230
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	904	628
Financial assets at fair value not held for trading	1,254	736
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	101	114
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	2
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	284	460
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	667	653
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	301	318
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	12	30
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,208	1,326
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	4	114
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0